restructuring and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
restructuring and other costs
Goods and services purchased	$ 194	$ 190
Employee benefits expense	299	528
Total	493	718
Restructuring
restructuring and other costs
Goods and services purchased	178	178
Employee benefits expense	305	440
Total	483	618
Real estate rationalization-related restructuring impairments of property, plant and equipment	82	73
Reversal of real estate rationalization	38	0
Other
restructuring and other costs
Goods and services purchased	16	12
Employee benefits expense	(6)	88
Total	$ 10	$ 100